Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Changes of inventories	€ 99
Inventories	389	€ 290
Inventories net of provision for loss	11	13
Domestic [member]
Disclosure of inventories [line items]
Inventories	348	259
Brazil [member]
Disclosure of inventories [line items]
Inventories	€ 41	€ 31